COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Thousands		12 Months Ended
	Jun. 17, 2021 USD ($)	Dec. 31, 2021 USD ($) ft² license_agreement	Dec. 31, 2020 USD ($)	Jan. 01, 2022 ft²
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Rent expense		$ 2,798	$ 2,067
Deferred rent		$ 1,007	577
Renewal term		5 years
Number of license agreements | license_agreement		4
Milestone based license fee payment		$ 1,000	750
Data Foundry Cloud Subscription
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment amount	$ 9,300
Purchase commitment period	3 years
Purchase liability		2,983
Invention Science Fund I, LLC
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Royalty and maintenance expense		1,050	800
Red 5 Group, LLC
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Royalty and maintenance expense		250	103
Red 5 Group, LLC | License Agreement Terms
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Maximum payment, milestone achievement		400
BeHealth Solutions, LLC | License Agreement Terms
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Milestone based license fee payment		$ 1,000	$ 750
Useful life of capitalized milestone payments		5 years
Maximum payment, milestone achievement		$ 26,000
Waypoint Health Innovations, LLC | License Agreement Terms
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Upfront payment		1,350
Upfront annual payment		250
Upfront payment liability		1,011
Maximum payment, milestone achievement		$ 2,500
Boston, Massachusetts
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Area of office space (in sqft) | ft²		19,000
Boston, Massachusetts | Forecast
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Area of office space (in sqft) | ft²				900
San Francisco, California
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Area of office space (in sqft) | ft²		17,000
Raleigh, North Carolina
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Area of office space (in sqft) | ft²		7,700